Financial Expenses, Net	12 Months Ended
Dec. 31, 2021
Financial Expenses (Income), Net [Abstract]
FINANCIAL EXPENSES, NET
NOTE 14:-	FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2021	2020	2019

Financial (income):
Change in fair value of warrants and capital note presented at fair value	$(8,112,118)	$—	$(33,382)

Financial expenses:
Change in fair value of warrants and capital note presented at fair value	—	7,011,437	—
Interest and accretion back in connection with convertible loans	7,892,632	2,597,476	950,292
Foreign exchange loss, net	44,270	175,877	107,902
Other	124,312	29,815	17,546

	$(50,904)	$9,814,605	$1,042,358